Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Communication Services: 2.1%
349,015	(1)	Pinterest, Inc.	$8,763,766	1.3
100,255	(1)	Trade Desk, Inc./The	5,610,270	0.8
			14,374,036	2.1

		Consumer Discretionary: 15.1%
92,601	(1)	Aptiv PLC	10,767,644	1.6
10,613	(1)	Chipotle Mexican Grill, Inc.	15,824,832	2.3
29,775		Domino's Pizza, Inc.	8,754,148	1.3
87,527	(1)	Etsy, Inc.	10,626,653	1.6
100,810	(1)	Expedia Group, Inc.	10,985,266	1.6
105,250	(1)	Floor & Decor Holdings, Inc.	9,663,002	1.4
39,759	(1)	Lululemon Athletica, Inc.	12,293,483	1.8
76,314		Ralph Lauren Corp.	9,019,552	1.3
132,747		Ross Stores, Inc.	14,673,853	2.2
			102,608,433	15.1

		Consumer Staples: 2.7%
58,208	(1)	Celsius Holdings, Inc.	5,285,286	0.8
36,644		Constellation Brands, Inc.	8,197,263	1.2
186,697	(1)	Hostess Brands, Inc.	4,611,416	0.7
			18,093,965	2.7

		Energy: 4.9%
45,771		Cheniere Energy, Inc.	7,201,609	1.1
54,113		Diamondback Energy, Inc.	7,607,206	1.1
115,599		Halliburton Co.	4,188,152	0.6
104,885		Hess Corp.	14,128,009	2.1
			33,124,976	4.9

		Financials: 6.2%
102,440		Apollo Global Management, Inc.	7,262,996	1.1
45,144		LPL Financial Holdings, Inc.	11,266,136	1.7
35,592		MSCI, Inc. - Class A	18,584,363	2.7
72,401		Tradeweb Markets, Inc.	5,132,507	0.7
			42,246,002	6.2

		Health Care: 16.7%
108,742		Agilent Technologies, Inc.	15,438,102	2.3
22,863	(1)	Alnylam Pharmaceuticals, Inc.	4,377,121	0.6
118,349		Bio-Techne Corp.	8,596,871	1.3
38,786	(1)	Charles River Laboratories International, Inc.	8,507,321	1.3
76,798		Conmed Corp.	7,387,200	1.1
194,343	(1)	DexCom, Inc.	21,574,016	3.2
48,313	(1)	Novocure Ltd.	3,718,652	0.5
256,337	(1)	Progyny, Inc.	9,628,018	1.4
57,824		Resmed, Inc.	12,316,512	1.8
71,950	(1)	Seagen, Inc.	12,928,696	1.9
34,878	(1)	United Therapeutics Corp.	8,581,383	1.3
			113,053,892	16.7

		Industrials: 14.8%
105,574		Ametek, Inc.	14,945,055	2.2
241,462		Howmet Aerospace, Inc.	10,184,867	1.5
36,919		IDEX Corp.	8,306,037	1.2
72,248		Quanta Services, Inc.	11,660,827	1.7
41,127	(1)	Saia, Inc.	11,140,070	1.7
21,909		TransDigm Group, Inc.	16,297,448	2.4
30,690		United Rentals, Inc.	14,379,186	2.1
254,647	(1)	WillScot Mobile Mini Holdings Corp.	13,088,856	2.0
			100,002,346	14.8

		Information Technology: 29.3%
40,166	(1)	Atlassian Corp.	6,600,479	1.0
216,531		Bentley Systems, Inc.	8,760,844	1.3
104,631	(1)	Cadence Design Systems, Inc.	20,187,505	3.0
47,260		CDW Corp.	9,566,369	1.4
102,585	(1)	Crowdstrike Holdings, Inc.	12,380,984	1.8
158,238	(1)	Datadog, Inc.	12,108,372	1.8
262,601	(1)	Dynatrace, Inc.	11,168,420	1.6
43,623	(1)	Enphase Energy, Inc.	9,183,950	1.4
120,508		Entegris, Inc.	10,270,897	1.5
47,418	(1)	Gartner, Inc.	15,544,095	2.3
17,460	(1)	HubSpot, Inc.	6,754,576	1.0
92,763	(1)	Keysight Technologies, Inc.	14,838,369	2.2
24,877		Monolithic Power Systems, Inc.	12,047,682	1.8
43,359		Motorola Solutions, Inc.	11,395,179	1.7
84,688	(1)	Palo Alto Networks, Inc.	15,952,679	2.3
21,793	(1)	Paylocity Holding Corp.	4,197,550	0.6
22,502		Roper Technologies, Inc.	9,680,360	1.4
18,345	(1)	Workday, Inc.	3,402,447	0.5
37,278	(1)	Zscaler, Inc.	4,889,010	0.7
			198,929,767	29.3

		Materials: 3.7%
75,973		Ashland, Inc.	7,732,532	1.2
64,258		Avery Dennison Corp.	11,707,165	1.7
63,446		CF Industries Holdings, Inc.	5,449,377	0.8
			24,889,074	3.7

		Real Estate: 1.5%
135,630		Welltower, Inc.	10,052,896	1.5

	Total Common Stock
	(Cost $639,169,199)		657,375,387	97.0

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
	Mutual Funds: 2.7%
18,163,000	(2) Goldman Sachs Financial Square Government Fund - Institutional Shares, 4.470%
	(Cost $18,163,000)	$18,163,000	2.7

	Total Short-Term Investments
	(Cost $18,163,000)	18,163,000	2.7

	Total Investments in Securities (Cost $657,332,199)	$675,538,387	99.7
	Assets in Excess of Other Liabilities	2,297,995	0.3
	Net Assets	$677,836,382	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of February 28, 2023.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2023
Asset Table
Investments, at fair value
Common Stock*	$657,375,387	$–	$–	$657,375,387
Short-Term Investments	18,163,000	–	–	18,163,000
Total Investments, at fair value	$675,538,387	$–	$–	$675,538,387

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $660,091,676.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$75,917,708
Gross Unrealized Depreciation	(60,470,997)

Net Unrealized Appreciation	$15,446,711